Total revenue and income - Disaggregation of revenue by major service lines (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Brokerage commission	R$ 1,991,781	R$ 2,102,878	R$ 2,465,217
Securities placement	1,979,406	1,631,399	1,917,403
Management fees	1,628,373	1,580,770	1,489,736
Insurance brokerage fee	175,326	153,230	133,070
Commissions Fees	789,822	563,987	192,923
Other services	588,932	476,492	603,330
Revenue before sales taxes and contributions on revenue	7,153,640	6,508,756	6,801,679
Sales taxes and contributions on revenue	(621,635)	(568,300)	(605,214)
Net revenue from services rendered	R$ 6,532,005	R$ 5,940,456	R$ 6,196,465